Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Operating loss	$ (14,408)	$ (24,722)	$ (27,327)
Depreciation	4,016	3,134	2,365
Amortization of intangible assets	5,192	4,905	4,494
Share-based compensation	2,211	1,725	665
Provision for inventory obsolescence	683
Operating changes in fair value of contingent liabilities	(962)
Other non-cash transactions	140	286	421
Cash used in operations before working capital changes	(3,128)	(14,672)	(19,382)
Increase in inventories	(1,931)	(1,090)	(452)
Decrease / (increase) in receivables	2,320	(3,226)	(1,683)
Increase in payables	550	458	20
Net cash outflow from operating activities	(2,189)	(18,530)	(21,497)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1,157)	(1,188)	(2,747)
Acquisition and generation of intangible assets		(971)	(2,272)
Earnout payment (GPS acquisition)	(19,658)	(555)
Cash from acquisition of Exosome Diagnostics	755
Interest received	1,502	1,078	1,088
Net cash outflow from investing activities	(18,558)	(1,636)	(3,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares, net of transaction costs		40,739	39,599
Proceeds from loan obligation	24,250	53,011
Repayment of loan obligation and debt extinguishment costs	(324)	(39,540)	(1,659)
Earnout payment (GPS acquisition)	(8,313)
Amendment fee related to OrbiMed / GPS agreement		(550)	(250)
Payment of lease liability	(2,322)	(1,883)	(1,610)
Payment of interest	(9,730)	(6,702)	(3,610)
Other financial expenses	(596)	(477)	(190)
Net cash inflow from financing activities	2,965	44,598	32,280
Net decrease (-) / increase (+) in cash and cash equivalents	(17,782)	24,432	6,852
Cash and cash equivalents at beginning of the financial year	46,798	22,380	15,503
Effect on exchange rate changes	16	(14)	25
Cash and cash equivalents at end of the financial year	$ 29,032	$ 46,798	$ 22,380